Equity	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Stockholders Equity Note Disclosure [Text Block]

NOTE 15 EQUITY

Preferred Stock

The following table provides the number of preferred shares issued and outstanding, the liquidation value per share and the number of authorized preferred shares that are available for future use.

Table 85: Preferred Stock - Authorized, Issued and Outstanding

	Liquidation
December 31	value per	Preferred Shares
Shares in thousands	share	2016	2015
Authorized
$1 par value		16,593	16,588
Issued and outstanding
Series B	$40	1	1
Series O	$100,000	10	10
Series P	$100,000	15	15
Series Q	$100,000	5	5
Series R	$100,000	5	5
Series S	$100,000	5
Total issued and outstanding		41	36

The following table discloses information related to the preferred stock outstanding as of December 31, 2016.

Table 86: Terms of Outstanding Preferred Stock
Fractional
Interest in a
share of
		Number of	preferred stock
		Depositary	represented by			Optional
Preferred	Issue	Shares	each Depositary		Annual Per Share	Redemption
Stock	Date	Issued	Share	Dividend Dates (a)	Dividend Rate	Date (b)
Series B (c)	(c)	N/A	N/A	Quarterly from March 10th	$1.80	None
Series O (d)	July 27, 2011	1 million	1/100th	Semi-annually beginning on February 1, 2012until August 1, 2021	6.75% until August 1, 2021	August 1, 2021
				Quarterly beginning on November 1, 2021	3 Mo. LIBOR plus 3.678% per annumbeginning on August 1, 2021
Series P (d)	April 24, 2012	60 million	1/4,000th	Quarterly beginning on August 1, 2012	6.125% until May 1, 2022	May 1, 2022
3 Mo. LIBOR plus 4.0675% per annumbeginning on May 1, 2022
Series Q (d)	September 21, 2012	18 million	1/4,000th	Quarterly beginning on December 1, 2012	5.375%	December 1, 2017
	October 9, 2012	1.2 million
Series R (d)	May 7, 2013	500,000	1/100th	Semi-annually beginning on December 1, 2013 until June 1, 2023	4.85% until June 1, 2023	June 1, 2023
				Quarterly beginning on September 1, 2023	3 Mo. LIBOR plus 3.04% per annumbeginning June 1, 2023
Series S (d)	November 1, 2016	525,000	1/100th	Semi-annually beginning on May 1, 2017until November 1, 2026	5.00% until November 1, 2026	November 1, 2026
				Quarterly beginning on February 1, 2027	3 Mo. LIBOR plus 3.30% per annumbeginning November 1, 2026
(a)				Dividends are payable when, as, and if declared by our Board of Directors or an authorized committee of our Board of Directors.
(b)				Redeemable at our option on or after the date stated. With the exception of the Series B preferred stock, redeemable at our option within 90 days of a regulatory capital treatment event as defined in the designations.
(c)				Cumulative preferred stock. Holders of Series B preferred stock are entitled to 8 votes per share, which is equal to the number of full shares of common stock into which the Series B preferred stock is convertible. The Series B preferred stock was issued in connection with the consolidation of Pittsburgh National Corporation and Provident National Corporation in 1983.
(d)				Non-Cumulative preferred stock.

Our Series K preferred stock was issued on May 21, 2008. Dividends were paid at a rate of 8.25% until May 21, 2013 and at a rate of three month LIBOR plus 422 basis points beginning May 21, 2013. On May 4, 2015, we redeemed all 500,000 depositary shares representing interests in our Series K preferred stock and all 50,000 shares of Series K preferred stock underlying such depositary shares, resulting in a net outflow of $500 million.

We have authorized but unissued Series H and Series I preferred stock. As described below in the Perpetual Trust Securities portion of the Noncontrolling Interests section of this Note, the PNC Preferred Funding Trust II securities are automatically exchangeable into shares of PNC Series I preferred stock under certain conditions relating to the capitalization or the financial condition of PNC Bank and upon the direction of the Office of the Comptroller of the Currency (OCC). The Series A preferred stock of PNC REIT Corp. is also automatically exchangeable under similar conditions into shares of PNC Series H preferred stock.

Warrants

We had 11.3 million and 13.4 million warrants outstanding as of December 31, 2016 and 2015, respectively. The reduction was due to 2.1 million warrants that were exercised during 2016. Each warrant entitles the holder to purchase one share of PNC common stock at an exercise price of $67.33 per share. In accordance with the terms of the warrants, the warrants are exercised on a non-cash net basis with the warrant holder receiving PNC common shares determined based on the excess of the market price of PNC common stock on the exercise date over the exercise price of the warrant. In 2016, we issued 0.7 million common shares resulting from the exercise of the warrants. The issuance of these shares resulted in a reclassification within Capital surplus with no impact on our Shareholders’ equity. These warrants were sold by the U.S. Treasury in a secondary public offering that closed on May 5, 2010 after the U.S. Treasury exchanged its TARP Warrant (issued on December 31, 2008 under the TARP Capital Purchase Program) for 16.9 million warrants. These warrants expire December 31, 2018.

Other Shareholders’ Equity Matters

We have a dividend reinvestment and stock purchase plan. Holders of PNC common stock may participate in the plan, which provides that additional shares of common stock may be purchased at market value with reinvested dividends and voluntary cash payments. Common shares issued pursuant to this plan were 0.3 million shares for 2016, 2015 and 2014.

At December 31, 2016, we had reserved approximately 119 million common shares to be issued in connection with certain stock plans.

We repurchased 4.4 million shares in 2015 under the stock repurchase program that the Board of Directors approved effective October 4, 2007. Effective March 31, 2015, the Board of Directors terminated this share repurchase program and effective April 1, 2015 the Board of Directors replaced it with a new stock repurchase program authorization in the amount of up to 100 million shares of PNC common stock which may be purchased on the open market or in privately negotiated transactions. Under this program, we repurchased 17.9 million shares in 2015 and 22.8 million shares in 2016. A maximum amount of 59.3 million shares remained available for repurchase under this program at December 31, 2016. This program will remain in effect until fully utilized or until modified, superseded or terminated.

Noncontrolling Interests

Perpetual Trust Securities

In December 2006, one of our indirect subsidiaries, PNC REIT Corp., sold $500 million of 6.517% Fixed-to-Floating Rate Non-Cumulative Exchangeable Perpetual Trust Securities (the “Trust I Securities”) of PNC Preferred Funding Trust I (“Trust I”), in a private placement. PNC REIT Corp. had previously acquired the Trust I Securities from the trust in exchange for an equivalent amount of Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Securities (the “LLC Preferred Securities”), of PNC Preferred Funding LLC, (the “LLC”), held by PNC REIT Corp. The LLC’s initial material assets consist of indirect interests in mortgages and mortgage-related assets previously owned by PNC REIT Corp. The rate on these securities at December 31, 2016 was 2.613%.

In March 2007, the LLC, sold $500 million of 6.113% Fixed-to-Floating Rate Non-Cumulative Exchangeable Perpetual Trust Securities (the “Trust II Securities”) of PNC Preferred Funding Trust II (“Trust II”) in a private placement. In connection with the private placement, Trust II acquired $500 million of LLC Preferred Securities, from the LLC. The rate on these securities at December 31, 2016 was 2.186%.

The Trust I Securities and Trust II Securities are redeemable in whole or in part at par ($100,000 per security), plus any declared and unpaid dividends to the redemption date, on the quarterly dividend payment date in March 2017 and on the March quarterly dividend payment date in each fifth succeeding year (each, a "Five Year Date").

The Trust I Securities and Trust II Securities are also redeemable in whole, but not in part, on any quarterly dividend payment date that is not a Five Year Date at a redemption price equal to the sum of: (i) the greater of (A) $100,000 per security or (B) the sum of present values of $100,000 per security and all undeclared dividends for the dividend periods from the redemption date to and including the next succeeding Five Year Date, discounted to the redemption date on a quarterly basis at the 3-month USD LIBOR rate applicable to the dividend period immediately preceding such redemption date plus (ii) any declared and unpaid dividends to the redemption date.

The Trust I Securities and Trust II Securities are also redeemable in whole, but not in part, on any quarterly dividend payment date that is not a Five Year Date in the case of certain tax, investment company or regulatory capital events at a redemption price of par plus declared and unpaid dividends to the redemption date.

Upon certain conditions relating to the capitalization or the financial condition of PNC Bank and upon the direction of the OCC, the Trust I Securities are automatically exchangeable into shares of Series F preferred stock of PNC Bank and the Trust II Securities are automatically exchangeable into shares of Series I preferred stock of PNC.

Any redemption is subject to compliance with the applicable Replacement Capital Covenant (see Table 87) and approval of the OCC.

PNC REIT Corp. owns 100% of the LLC’s common voting securities. As a result, the LLC is an indirect subsidiary of PNC and is consolidated on our Consolidated Balance Sheet. Trust I and Trust II’s investment in the LLC Preferred Securities is characterized as a noncontrolling interest on our Consolidated Balance Sheet since we are not the primary beneficiary of Trust I and Trust II. This noncontrolling interest totaled $1.0 billion at December 31, 2016.

Information related to the capital covenants and contractual commitments of the perpetual trust securities, including limitations potentially imposed on PNC and PNC Bank’s payment of dividends on their respective equity capital securities, follows.

Table 87: Summary of Replacement Capital Covenants of Perpetual Trust Securities

Replacement Capital Covenant (RCC) (a)	Trust	Description of Capital Covenants
Trust I RCC	Trust I	Neither we nor our subsidiaries (other than PNC Bank and its subsidiaries) would purchase the Trust Securities, the LLC Preferred Securities or the PNC Bank Preferred Stock unless such repurchases or redemptions are made from proceeds of the issuance of certain qualified securities and pursuant to the other terms and conditions set forth in the Trust I RCC.

Trust II RCC	Trust II	Until March 29, 2017, neither we nor our subsidiaries would purchase or redeem the Trust II Securities, the LLC Preferred Securities or the Series I Preferred Stock unless such repurchases or redemptions are made from proceeds of the issuance of certain qualified securities and pursuant to the other terms and conditions set forth in the Trust II RCC.
(a)		As of December 31, 2016, each of the Trust I RCC and the Trust II RCC are for the benefit of PNC Capital Trust C as the sole holder of $200 million of junior subordinated debentures issued in June 1998. See Note 10 Borrowed Funds for additional information regarding these debentures.

Table 88: Summary of Contractual Commitments of Perpetual Trust Securities

Trust	Description of Restrictions on Dividend Payments (a)
Trust I (b)	If full dividends are not paid in a dividend period, neither PNC Bank nor its subsidiaries will declare or pay dividends or other distributions with respect to, or redeem, purchase or acquire or make a liquidation payment with respect to, any of its equity capital securities during the next succeeding period (other than to holders of the LLC Preferred Securities and any parity equity securities issued by the LLC). (c)

Trust II (d)	If full dividends are not paid in a dividend period, PNC will not declare or pay dividends with respect to, or redeem, purchase or acquire, any of its equity capital securities during the next succeeding dividend period. (e)
(a)	Applies to the applicable Trust Securities and the LLC Preferred Securities.
(b)	Contractual commitments made by PNC Bank.
(c)	Except: (i) in the case of dividends payable to subsidiaries of PNC Bank, to PNC Bank or another wholly-owned subsidiary of PNC Bank or (ii) in the case of dividends payable to persons that are not subsidiaries of PNC Bank, to such persons only if, (A) in the case of a cash dividend, PNC has first irrevocably committed to contribute amounts at least equal to such cash dividend or (B) in the case of in-kind dividends payable by PNC REIT Corp., PNC has committed to purchase such in-kind dividend from the applicable PNC REIT Corp. holders in exchange for a cash payment representing the market value of such in-kind dividend, and PNC has committed to contribute such in-kind dividend to PNC Bank.
(d)	Contractual commitments made by PNC.
(e)	Except for: (i) purchases, redemptions or other acquisitions of shares of capital stock of PNC in connection with any employment contract, benefit plan or other similar arrangement with or for the benefit of employees, officers, directors or consultants, (ii) purchases of shares of common stock of PNC pursuant to a contractually binding requirement to buy stock existing prior to the commencement of the extension period, including under a contractually binding stock repurchase plan, (iii) any dividend in connection with the implementation of a shareholders' rights plan, or the redemption or repurchase of any rights under any such plan, (iv) as a result of any exchange or conversion of any class or series of PNC's capital stock for any other class or series of PNC's capital stock, (v) the purchase of fractional interests in shares of PNC capital stock pursuant to the conversion or exchange provisions of such stock or the security being converted or exchanged or (vi) any stock dividends paid by PNC where the dividend stock is the same stock as that on which the dividend is being paid.

See Note 23 Subsequent Events for discussion of our February 2017 announcement of our March 2017 redemption of the Trust I Securities and the Trust II Securities.